PROPERTY, PLANT AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		¥ 106,249,116	¥ 95,731,894
Government grants		(76,223)	(113,949)
Transfer to intangible assets (Note 5)		(63,370)	(525,216)
Transfer to prepaid land lease payments (Note 19)			(382,242)
Transfer to right-of-use assets		(107,863)
Transfer to investment properties (Note 7)		(179,564)	(11,039)
Transfer from investment properties			21,773
Additions		10,621,224	10,325,619
Acquisition of subsidiaries			11,832,230
Transfer from right-of-use assets (Note 19)*		1,674,260
Disposal of subsidiaries		(162,792)	(9,519)
Disposals		(548,907)	(3,074,935)
Depreciation		(7,094,716)	(7,499,322)
Impairment loss on property, plant and equipment	$ (37,254)	(259,354)	(46,484)	¥ (16,200)
Currency translation differences		255	306
Opening net book amount at 1 January 2019			99,528,506
Impact on initial application of IFRS 16			(6,720,610)
Property, plant and equipment at end of period	$ 14,842,635	103,331,456	106,249,116	95,731,894
Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		176,559,410
Property, plant and equipment at end of period		177,357,748	176,559,410
Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(70,310,294)
Property, plant and equipment at end of period		(74,026,292)	(70,310,294)
Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		38,849,351	32,288,223
Reclassifications and internal transfers		3,869,147	3,204,611
Government grants		(7,211)	(468)
Transfer to right-of-use assets		(107,368)
Transfer to investment properties (Note 7)		(179,564)	(11,039)
Transfer from investment properties			21,773
Additions		576,035	230,243
Acquisition of subsidiaries			4,633,728
Disposal of subsidiaries		(85,851)
Disposals		(79,280)	(251,212)
Depreciation		(1,849,121)	(1,266,607)
Impairment loss on property, plant and equipment		(105,347)
Currency translation differences		89	99
Opening net book amount at 1 January 2019			38,700,678
Impact on initial application of IFRS 16			(148,673)
Property, plant and equipment at end of period		40,732,207	38,849,351	32,288,223
Buildings | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		56,620,994
Property, plant and equipment at end of period		60,153,059	56,620,994
Buildings | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(17,771,643)
Property, plant and equipment at end of period		(19,420,852)	(17,771,643)
Plant and machinery
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		53,695,930	52,784,696
Reclassifications and internal transfers		5,125,998	3,600,371
Government grants		(69,012)	(113,481)
Transfer to right-of-use assets		(495)
Additions		635,678	1,998,717
Acquisition of subsidiaries			4,026,062
Transfer from right-of-use assets (Note 19)*		1,674,260
Disposal of subsidiaries		(73,432)	(472)
Disposals		(378,816)	(2,505,158)
Depreciation		(5,121,646)	(6,087,890)
Impairment loss on property, plant and equipment		(153,394)	(7,061)
Currency translation differences		103	146
Opening net book amount at 1 January 2019			47,844,432
Impact on initial application of IFRS 16			(5,851,498)
Property, plant and equipment at end of period		49,483,676	53,695,930	52,784,696
Plant and machinery | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		103,608,492
Property, plant and equipment at end of period		101,624,509	103,608,492
Plant and machinery | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(49,912,562)
Property, plant and equipment at end of period		(52,140,833)	(49,912,562)
Transportation facilities
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		509,595	541,908
Reclassifications and internal transfers		(29,181)	75,277
Additions		44,122	31,668
Acquisition of subsidiaries			17,443
Disposal of subsidiaries		(3,270)	(101)
Disposals		(19,672)	(39,827)
Depreciation		(100,547)	(116,807)
Impairment loss on property, plant and equipment		(14)
Currency translation differences		17	34
Opening net book amount at 1 January 2019			509,595
Property, plant and equipment at end of period		401,050	509,595	541,908
Transportation facilities | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		2,538,835
Property, plant and equipment at end of period		2,238,818	2,538,835
Transportation facilities | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(2,029,240)
Property, plant and equipment at end of period		(1,837,768)	(2,029,240)
Office and other equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		158,237	129,630
Reclassifications and internal transfers		207,546	5,149
Additions		13,506	48,912
Acquisition of subsidiaries			5,937
Disposal of subsidiaries		(239)	(53)
Disposals		(938)	(3,347)
Depreciation		(23,402)	(28,018)
Impairment loss on property, plant and equipment		(185)
Currency translation differences		46	27
Opening net book amount at 1 January 2019			158,237
Property, plant and equipment at end of period		354,571	158,237	129,630
Office and other equipment | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		603,665
Property, plant and equipment at end of period		829,575	603,665
Office and other equipment | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(445,428)
Property, plant and equipment at end of period		(475,004)	(445,428)
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		13,036,003	9,987,437
Reclassifications and internal transfers		(9,173,510)	(6,885,408)
Transfer to intangible assets (Note 5)		(63,370)	(525,216)
Transfer to prepaid land lease payments (Note 19)			(382,242)
Additions		9,351,883	8,016,079
Acquisition of subsidiaries			3,149,060
Disposal of subsidiaries			(8,893)
Disposals		(70,201)	(275,391)
Impairment loss on property, plant and equipment		(414)	(39,423)
Opening net book amount at 1 January 2019			12,315,564
Impact on initial application of IFRS 16			(720,439)
Property, plant and equipment at end of period		12,359,952	13,036,003	¥ 9,987,437
Construction in progress | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		13,187,424
Property, plant and equipment at end of period		12,511,787	13,187,424
Construction in progress | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(151,421)
Property, plant and equipment at end of period		¥ (151,835)	¥ (151,421)